General - Summary of Information for Cruise Brands (Details)	12 Months Ended
Nov. 30, 2016 company CruiseShip
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of companies operating as a single economic enterprise | company	2
Number of Cruise Ships | CruiseShip	100